Stock Option and Stock Award Plans (Tables)	12 Months Ended
Mar. 04, 2017
Stock Options and Stock Award Plans
Schedule of weighted average assumptions used for options granted

	2017	2016	2015
Expected stock price volatility(1)	N/A	56%	74%
Expected dividend yield(2)	N/A	0.00%	0.00%
Risk-free interest rate(3)	N/A	1.70%	1.70%
Expected option life(4)	N/A	5.5 years	5.5 years

(1)	The expected volatility is based on the historical volatility of the stock price over the most recent period equal to expected life of the option.

(2)

The dividend rate that will be paid out on the underlying shares during the expected term of the options. The Company does not currently pay dividends on its common stock, as such, the dividend rate is assumed to be zero percent.

(3)	The risk free interest rate is equal to the rate available on United States Treasury zero-coupon issues as of the grant date of the option with a remaining term equal to the expected term.

(4)	The period of time for which the option is expected to be outstanding. The Company analyzed historical exercise behavior to estimate the life.

Schedule of stock option transactions

	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 1, 2014	55,966	$1.65
Granted	3,097	7.04
Exercised	(16,485)	1.46
Cancelled	(910)	3.16

Outstanding at February 28, 2015	41,668	$2.09

Granted	3,579	8.68
Exercised	(6,400)	1.78
Cancelled	(722)	4.20

Outstanding at February 27, 2016	38,125	$2.73

Granted	—	N/A
Exercised	(3,556)	1.95
Cancelled	(679)	5.60

Outstanding at March 4, 2017	33,890	$2.75	4.76	$107,125

Vested or expected to vest at March 4, 2017	32,960	$2.66	4.69	$106,158

Exercisable at March 4, 2017	29,198	$2.08	4.31	$104,365

Schedule of restricted stock transactions

	Shares	Weighted Average Grant Date Fair Value
Balance at March 1, 2014	10,056	$1.66
Granted	3,303	7.01
Vested	(5,239)	1.54
Cancelled	(454)	5.00

Balance at February 28, 2015	7,666	$3.84

Granted	2,752	8.60
Vested	(5,140)	2.94
Cancelled	(420)	6.89

Balance at February 27, 2016	4,858	$7.23

Granted	3,613	7.73
Vested	(2,222)	6.28
Cancelled	(426)	7.84

Balance at March 4, 2017	5,823	$7.87